Business combinations	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Business combinations
4.	Business combinations:

During the year ended December 31, 2017, the Company completed six business combinations. All business combinations completed during the period have been included in the anesthesia segment of the Company and include the following:

Acquired Operation	Date Acquired	Consideration
DDAB, LLC (“DDAB”)	February 2017	$5,273,570
Osceola Gastroenterology Anesthesia Associates, LLC (“OGAA”)	March 2017	$3,401,819
West Florida Anesthesia Associates, LLC (“WFAA”)	August 2017	$5,840,000
Central Colorado Anesthesia Associates, LLC (“CCAA”)	September 2017	$7,888,919
Raleigh Sedation Associates, LLC & Blue Ridge Sedation Associates, PLLC (“RSA”)	September 2017	$7,248,960
Alamo Sedation Associates, LLC (“ASA”)	September 2017	$3,500,000

The results of operations of the acquired businesses have been included in the Company’s consolidated financial statements from the date of acquisition.

The following table summarizes the fair value of the consideration transferred and the preliminary estimated fair values of the assets and liabilities acquired at the acquisition date. Certain of the estimates of fair value, most notably the professional services agreements, are preliminary and may be subject to further adjustments.

	DDAB	OGAA	WFAA	CCAA	RSA	ASA	Total

Cash	$4,089,791	$3,401,819	$5,840,000	$7,888,919	$7,248,960	$3,500,000	$31,969,489

Contingent consideration	1,183,779	-	-	-	-	-	1,183,779

Purchase consideration	$5,273,570	$3,401,819	$5,840,000	$7,888,919	$7,248,960	$3,500,000	33,153,268

Non-controlling interest	5,066,763	2,267,879	4,778,182	7,579,550	6,964,687	-	26,657,061

	$10,340,333	$5,669,698	$10,618,182	$15,468,469	$14,213,647	$3,500,000	$59,810,329

Assets and liabilities acquired:
Exclusive professional services agreements	10,340,333	$5,669,698	$10,606,192	$15,468,469	$14,213,648	$3,500,000	$59,798,340
Pre-close trade receivables	525,000	-	-	-	-	-	525,000
Pre-close trade payables	(525,000)	-	-	-	-	-	(525,000)
Prepaid expenses and deposits	-	-	11,889	-	-	-	11,889
Fair value of net identifiable assets and liabilities acquired	$10,340,333	$5,669,698	$10,618,081	$15,468,469	$14,213,648	$3,500,000	$59,810,229

Exclusive professional services agreements – amortization term	4.5 years	5 years	15 years	7 years	5 years	7 years
Acquisition costs expensed							$570,900

The value of the acquired intangible assets, being exclusive professional services agreements, have been determined on a provisional basis and relates to the acquisition of exclusive professional services agreements to provide professional anesthesia services. The amortization terms for the agreements are based upon contractual terms within the acquisition agreements and professional services agreements.

DDAB

In February 2017, a subsidiary of the Company entered into a membership interest purchase agreement to acquire 51% of the ownership interest in DDAB, LLC (“DDAB”), an anesthesia services provider in Georgia. The estimated purchase price under the agreement was $4,089,791 and was paid via cash. The purchase price was adjusted seven months following the acquisition date for actual cash collections in the months up to purchase. Contingent consideration of $1,183,779 was paid in the third quarter of 2017 with respect to the purchase price adjustment. As part of the transaction, the Company also entered into an operating agreement between it and the non-controlling interest shareholders of DDAB which governs the operation of the acquired business. As a result of the 51% ownership interest acquired and the operating agreement, the Company has acquired control of DDAB and, as a result, 100% of the financial results of DDAB have been included in the Company’s consolidated financial statements from the date of acquisition, being February 1, 2017. The non-controlling interest of $5,066,763 was determined based on 49% of the fair value of DDAB’s net identifiable assets as estimated by the Company.

In conjunction with the acquisition, the non-controlling interest shareholder of DDAB provided a working capital advance to DDAB totaling $71,819 at March 31, 2017. The working capital advance was repaid as of December 31, 2017.

OGAA

In March 2017, a subsidiary of the Company entered into a membership interest purchase agreement to acquire 60% of the ownership interest in Osceola Gastroenterology Anesthesia Associates, LLC (“OGAA”), an anesthesia services provider in Florida. The total purchase price under the agreement was $3,401,819 and was paid via cash. As part of the transaction, the Company also entered into an operating agreement between it and the non-controlling interest shareholders of OGAA which governs the operation of the acquired entity. As a result of the 60% ownership interest acquired and the operating agreement, the Company has acquired control of OGAA and, as a result, 100% of the financial results of OGAA have been included in the Company’s consolidated financial statements from the date of acquisition, being March 15, 2017. The non-controlling interest of $2,267,879 was determined based on 40% of the fair value of OGAA’s net identifiable assets as estimated by the Company.

In conjunction with the acquisition, both the Company and the non-controlling interest shareholder contributed loans of $90,000 and $60,000, respectively. The loans were repaid as of December 31, 2017.

WFAA

In August 2017, a subsidiary of the Company entered into an asset contribution and exchange agreement to acquire 55% of the ownership interest in West Florida Anesthesia Associates, LLC (“WFAA”), an anesthesia services provider in Florida. The total purchase price under the agreement was $5,840,000 and was paid via cash. As part of the transaction, the Company also entered into an operating agreement between it and the non-controlling interest shareholders of WFAA which governs the operation of the acquired entity. As a result of the 55% ownership interest acquired and the operating agreement, the Company has acquired control of WFAA and, as a result, 100% of the financial results of WFAA have been included in the Company’s consolidated financial statements from the date of acquisition, being August 1, 2017. The non-controlling interest of $4,778,182 was determined based on 45% of the fair value of WFAA’s net identifiable assets as estimated by the Company.

In conjunction with the acquisition, both the Company and the non-controlling interest shareholder contributed loans of $82,500 and $67,500, respectively. The terms of the loans are such that they will be repaid first, prior to any future distributions and are non-interest bearing.

CCAA

In September 2017, a subsidiary of the Company entered into an asset contribution and exchange agreement to acquire 51% of the ownership interest in Central Colorado Anesthesia Associates, LLC (“CCAA”), an anesthesia services provider in Colorado. The total purchase price under the agreement was $7,888,919 and was paid via cash. As part of the transaction, the Company also entered into an operating agreement between it and the non-controlling interest shareholders of CCAA which governs the operation of the acquired entity. As a result of the 51% ownership interest acquired and the operating agreement, the Company has acquired control of CCAA and, as a result, 100% of the financial results of CCAA have been included in the Company’s consolidated financial statements from the date of acquisition, being September 11, 2017. The non-controlling interest of $7,579,550 was determined based on 49% of the fair value of CCAA’s net identifiable assets as estimated by the Company.

In conjunction with the acquisition, both the Company and the non-controlling interest shareholder contributed loans of $178,500 and $171,500, respectively. The terms of the loans are such that they will be repaid first, prior to any future distributions and are non-interest bearing.

RSA

In September 2017, a subsidiary of the Company entered into an agreement of contribution, merger and sale which resulted in the acquisition of a 51% ownership interest in Raleigh Sedation Associates, LLC (“RSA”) and Blue Ridge Anesthesia Associates, LLC (“BRSA”). Combined, these entities provide anesthesia services in North Carolina. The total purchase price under the agreement was $7,248,960 and was paid via cash. As part of the transaction, the Company also entered into an operating agreement between it and the non-controlling interest shareholders of RSA and BRSA which governs the operation of the acquired entities. As a result of the 51% ownership interest acquired and the operating agreements, the Company has acquired control of RSA and BRSA, and, as a result, 100% of the financial results of these entities have been included in the Company’s consolidated financial statements from the date of acquisition, being September 21, 2017. The non-controlling interest of $6,964,687 was determined based on 49% of the fair value of RSA and BRSA’s net identifiable assets as estimated by the Company.

In conjunction with the acquisition, both the Company and the non-controlling interest shareholder contributed loans of $204,000 and $196,000, respectively. The terms of the loans are such that they will be repaid first, prior to any future distributions and are non-interest bearing.

ASA

In September 2017, a subsidiary of the Company entered into an asset purchase agreement to purchase 100% of certain assets of an anesthesia services provider in the Texas. The total purchase price under the asset purchase agreement was $3,500,000 and was paid via cash. The Company has obtained control over the business through its contractual ability to direct the relevant activities of the assets acquired. The results of the operation of these assets has been included in the Company’s consolidated financial statements from the date of acquisition, being September 28, 2017.

In the year ended December 31, 2017, the above noted acquisitions contributed revenue and net earnings before tax as follows:

	Year ended December 31, 2017

	DDAB	OGAA	WFAA	CCAA	RSA	ASA	Total

Revenue	$3,244,190	$1,829,591	$1,315,951	$3,963,932	$3,196,268	$724,216	$14,274,148
Net earnings (loss) before tax	$(414,599)	$(92,803)	$504,231	$2,101,049	$1,358,055	$290,830	$3,746,763

Amortization	$2,106,364	$897,702	$294,616	$669,780	$781,751	$127,778	$4,877,991

The following unaudited supplemental pro forma financial information presents information as if the acquisitions had been completed on January 1, 2017. The pro forma financial information presented below (unaudited) is for informational purposes only and is not indicative of the results of operations that would have been achieved if the acquisitions had taken place at the beginning of fiscal 2017. The pro forma financial information (unaudited) presented includes amortization charges for acquired intangible assets based on the values assigned in the purchase price allocation.    Were the acquisitions completed on January 1, 2017, revenue for the Company would have been approximately $120.6 million and net income before tax would have been approximately $29.1 million.

	Year ended December 31, 2017

Pro Forma Information (unaudited)

	DDAB	OGAA	WFAA	CCAA	RSA	ASA	Total

Revenue	$3,539,116	$2,311,062	$3,158,282	$12,178,353	$10,801,852	$2,605,406	$34,594,071
Net earnings (loss) before tax	$(452,290)	$(117,225)	$1,210,154	$6,670,023	$4,589,574	$1,046,277	$12,946,513

Amortization	$2,297,852	$1,133,940	$707,079	$2,209,781	$2,842,729	$500,000	$9,691,381

During the year ended December 31, 2016, the Company completed three business combinations. All business combinations completed during the year have been included in the anesthesia segment of the Company and include the following:

Acquired Operation	Date Acquired	Consideration
Austin Gastroenterology Anesthesia Associates, PLLC (“AGAA”)	May 2016	$16,821,896
Community Anesthesia, PLLC (“Community”)	June 2016	$13,636,639
Arapahoe Gastroenterology Anesthesia Associates, LLC (“Arapahoe”)	June 2016	$ 3,700,000

The results of operations of the acquired businesses have been included in the Company’s consolidated financial statements from the date of acquisition.

The following table summarizes the fair value of the consideration transferred and the preliminary estimated fair values of the assets and liabilities acquired at the acquisition date. Certain of the estimates of fair value, most notably the professional services agreements, are preliminary and may be subject to further adjustments.

	Austin	Community	Arapahoe	Total

Cash	$13,000,000	$13,636,639	$3,700,000	$30,336,639

Deferred consideration	3,821,895	-	-	3,821,895

Purchase consideration	16,821,895	13,636,639	3,700,000	34,158,534

Non-controlling interest	16,162,214	7,342,806	3,554,902	27,059,922

	$32,984,109	$20,979,445	$7,254,902	$61,218,456

Assets and liabilities acquired:

Exclusive professional services agreements	32,984,109	20,979,445	$7,254,902	$61,218,456

Pre-close trade receivables	-	917,998	-	917,998

Pre-close trade payables	-	(917,998)	-	(917,998)
Fair value of net identifiable assets and liabilities acquired	$32,984,109	$20,979,445	$7,254,902	$61,218,456

Exclusive professional services agreements – amortization term	10 years	5 years	5 years
Acquisition costs expensed in relation to above acquisitions				$348,251

The value of the acquired intangible assets, being exclusive professional services agreements, have been determined on a provisional basis and relates to the acquisition of exclusive professional services agreements to provide professional anesthesia services. As at the acquisition dates, the exclusive professional services agreements had various terms and after the initial term renew annually unless notice of termination is received. The amortization terms for the agreements are based upon contractual terms within the acquisition agreements.

AGAA

In May 2016, a subsidiary of the Company entered into an asset contribution and exchange agreement to acquire 51% of the ownership interest in Austin Gastroenterology Anesthesia Associates, PLLC (“AGAA”), an anesthesia services provider in Texas. The total purchase price under the asset contribution and exchange agreement was $17,200,000 and was paid via a combination of cash ($13,000,000) and deferred cash consideration ($4,200,000). The deferred consideration is payable annually over a period of four years. At the date of acquisition, the deferred consideration was discounted to its fair value ($3,821,895) using a discount rate consistent with the Company’s underlying credit risk at the time of the transaction. This resulted in total consideration of $16,821,895 for this transaction. As part of the transaction, the Company also entered into an operating agreement between it and the non-controlling interest shareholders of AGAA which governs the operation of AGAA. As a result of the 51% ownership interest acquired and the operating agreement, the Company has acquired control of AGAA and, as a result, 100% of the financial results of AGAA have been included in the Company’s consolidated financial statements from the date of acquisition, being May 31, 2016. The non-controlling interest of $16,162,214 was determined based on 49% of the fair value of AGAA’s net identifiable assets as estimated by the Company. The deferred consideration has been presented as $773,134 as a current liability and $3,133,693 as a long-term liability in the balance sheet.

In conjunction with the acquisition, both the Company and the non-controlling interest shareholder contributed additional member contributions of $285,600 and $274,400, respectively.

Community

In June 2016, a subsidiary of the Company entered into an membership interest purchase agreement to acquire 65% of the ownership interest in Community Anesthesia, PLLC (“Community”), an anesthesia services provider in Massachusetts. The total purchase price under the asset contribution and exchange agreement was $13,636,639 and was paid via cash. As part of the transaction, the Company also entered into an operating agreement between it and the non-controlling interest shareholders of Community which governs the operation of the acquired business. As a result of the 65% ownership interest acquired and the operating agreement, the Company has acquired control of Community and, as a result, 100% of the financial results of Community have been included in the Company’s consolidated financial statements from the date of acquisition, being June 15, 2016. The non-controlling interest of $7,342,806 was determined based on 35% of the fair value of Community’s net identifiable assets as estimated by the Company.

In conjunction with the acquisition, the non-controlling interest shareholder of Community provided a working capital advance to Community totaling $100,000 at September 30, 2016. This working capital advance was repaid at December 31, 2016.

Arapahoe

In June 2016, a subsidiary of the Company entered into an asset contribution and exchange agreement to acquire 51% of the ownership interest in Arapahoe Gastroenterology Anesthesia Associates, LLC (“Arapahoe”), an anesthesia services provider in Colorado. The total purchase price under the asset contribution and exchange agreement was $3,700,000 and was paid via cash. As part of the transaction, the Company also entered into an operating agreement between it and the non-controlling interest shareholders of Arapahoe which governs the operation of the acquired entity. As a result of the 51% ownership interest acquired and the operating agreement, the Company has acquired control of Arapahoe and, as a result, 100% of the financial results of Arapahoe have been included in the Company’s consolidated financial statements from the date of acquisition, being June 30, 2016. The non-controlling interest of $3,554,902 was determined based on 49% of the fair value of Arapahoe’s net identifiable assets as estimated by the Company.

In conjunction with the acquisition, both the Company and the non-controlling interest shareholder contributed loans of $107,100 and $102,900, respectively. These loans were repaid as at December 31, 2016.

In the year ended December 31, 2016, the above noted acquisitions contributed revenue and net earnings before tax as follows:

	Year ended December 31, 2016
	AGAA	Community	Arapahoe	Total

Revenue	$11,593,180	$4,482,059	$2,492,127	$18,567,366
Net earnings (loss) before tax	$5,643,814	$(348,740)	$971,899	$6,266,973
Amortization	$1,924,073	$2,272,773	$725,490	$4,922,336

The following unaudited supplemental pro forma financial information presents information as if the acquisitions had been completed on January 1, 2016. The pro forma financial information presented below (unaudited) is for informational purposes only and is not indicative of the results of operations that would have been achieved if the acquisitions had taken place at the beginning of fiscal 2016. The pro forma financial information (unaudited) presented includes amortization charges for acquired intangible assets based on the values assigned in the purchase price allocation. Were the acquisitions completed on January 1, 2016, revenue for the Company would have been approximately $90.8 million and net income before tax would have been approximately $24.3 million.

	Year ended December 31, 2016

Pro Forma Information (unaudited)
	AGAA	Community	Arapahoe	Total
Revenue	$18,573,853	$7,733,243	$4,658,181	$30,965,277
Net earnings before tax	$9,042,159	$(601,708)	$1,816,634	$10,257,085
Amortization	$3,298,411	$4,195,889	$1,450,980	$8,945,280